UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31 , 2006

Check here if Amendment [X ];               Amendment Number: 1
       This Amendment (Check only one):         [  ] is a restatement.
                                                [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Brinton Eaton Associates, Inc.
Address: 175 South Street, Suite 200
	 Morristown, NJ 07960


Form 13F File Number:  28-10221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeremy Welther
Title: Chief Compliance Officer
Phone: 973-984-3352

Signature, Place, and Date of Signing:


 Jeremy Welther            Morristown, NJ          July 18,2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

In error did not include ETF values.

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:                50
                                                  -----------------------

Form 13F Information Table Value Total:           150010(x thousand)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
ISHARE BARCL AGG BD IX             ETF       464287226         39      395SH              SOLE                                395
BIOTECH IX FD                      ETF       09067D201        294     1600SH              SOLE                               1600
BLK-RK CA MUN BD                   ETF       09249J100        183    10000SH              SOLE                              10000
BLK-RK NJ                          ETF       09247C107         34     2000SH              SOLE                               2000
CREDIT SUISSE ASSET MGMT FD        ETF       224916106          9     2000SH              SOLE                               2000
DBC INDEX                          ETF       240225102        311    12645SH              SOLE                              12645
DJ ISHS SEL DIV IX                 ETF       464287168         71     1000SH              SOLE                               1000
DJ US CON NON-CYC SEC IX FD        ETF       464287812       3281    54975SH              SOLE                              54975
DJ US CONS CYC SEC IX FD           ETF       464287580       1246    18485SH              SOLE                              18485
DJ US ENE SEC IX FD                ETF       464287796       3341    32800SH              SOLE                              32800
DJ US FIN SEC IX                   ETF       464287788       5275    44825SH              SOLE                              44825
DJ US FINL SVC IX                  ETF       464287770        834     6240SH              SOLE                               6240
DJ US HTHCRE SEC IX FD             ETF       464287762       4366    65830SH              SOLE                              65830
DJ US INDUSTRIAL                   ETF       464287754        474     7265SH              SOLE                               7265
DJ US RE IX                        ETF       464287739      17469   209885SH              SOLE                             209885
DJ US TREAS INFLATE                ETF       464287176        144     1460SH              SOLE                               1460
DJ US UTIL IX                      ETF       464287697        162     1800SH              SOLE                               1800
EMRG MKTS VIPRS                    ETF       922042858       5093    65905SH              SOLE                              65905
HIGH YLD PLUS FD                   ETF       429906100         14     4000SH              SOLE                               4000
IPATH DJ-AIG INDEX                 ETF       06738C778        277     5670SH              SOLE                               5670
IPATH GS COMMOD IX                 ETF       06738C794       8581   212545SH              SOLE                             212545
ISHARE EMERG MKTS                  ETF       464287234      13147   115155SH              SOLE                             115155
ISHARES INC JAPAN                  ETF       464286848         28     2000SH              SOLE                               2000
LEH 1-3 TREAS BD                   ETF       464287457         68      850SH              SOLE                                850
MUNHOLDINGS NJ INSD                ETF       09254X101         66     4375SH              SOLE                               4375
NASDAQ BIOTECH IX                  ETF       464287556      13759   176945SH              SOLE                             176945
NUVEEN DIV ADV MUN FD 3            ETF       67070X101          8      500SH              SOLE                                500
NVN PERF PLUS                      ETF       67062P108          8      500SH              SOLE                                500
PIMCO MUNI III                     ETF       72201C109        180    10000SH              SOLE                              10000
PIMCO CA MUNI                      ETF       72200N106        176    10000SH              SOLE                              10000
PIMCO MUNI INC                     ETF       72200R107         35     2000SH              SOLE                               2000
PIONEER INT SHARES                 ETF       723703104        143    12800SH              SOLE                              12800
RUSS 2000                          ETF       464287655          9      115SH              SOLE                                115
RUSSELL MID CAP                    ETF       464287499        794     7950SH              SOLE                               7950
RYDEX ETF TR S&P 500               ETF       78355W106        308     6970SH              SOLE                               6970
S&P 500 DEP REC                    ETF       78462F103        243     1939SH              SOLE                               1939
S&P 500 INDEX FUND ETF             ETF       464287200        402     2830SH              SOLE                               2830
S&P MDCP 400 IDX                   ETF       464287507      11674   145610SH              SOLE                             145610
S&P MID CAP 400                    ETF       78467Y107      19159   130980SH              SOLE                             130980
S&P SMCAP 600 IDX                  ETF       464287804       6530    98960SH              SOLE                              98960
SEL SEC SPDR DISC                  ETF       81369Y407       2822    73574SH              SOLE                              73574
SEL SEC SPDR ENERGY                ETF       81369Y506       6830   116500SH              SOLE                             116500
SEL SEC SPDR FIN                   ETF       81369Y605       4900   133370SH              SOLE                             133370
SEL SEC SPDR HLTH                  ETF       81369Y209       6417   191615SH              SOLE                             191615
SEL SEC SPDR INDUS                 ETF       81369Y704       3159    90235SH              SOLE                              90235
SEL SEC SPDR MAT                   ETF       81369Y100         70     2000SH              SOLE                               2000
SEL SEC SPDR STPLS                 ETF       81369Y308       7520   287910SH              SOLE                             287910
SELIGNAN SELECT MUNI FD            ETF       816344105         41     4000SH              SOLE                               4000
STREETRACK GOLD                    ETF       78463V107         16      250SH              SOLE                                250
VANG TOTAL STOCK                   ETF       922908769         85      605SH              SOLE                                605

Total  $ 150010(X1000)

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